Genuine Investors ETF
Schedule of Investments
July 31, 2022 - (Unaudited)
1
Common Stocks — 99.48% Shares Fair Value
Canada — 7.19%
Industrials — 7.19%
GFL Environmental, Inc. 30,121 $ 832,846
Total Canada 832,846
United Kingdom — 3.06%
Consumer Staples — 3.06%
Ocado Group PLC - ADR
(a)
17,315 354,265
Total United Kingdom 354,265
United States — 89.23%
Communications — 12.81%
Alphabet, Inc., Class A
(a)
5,440 632,780
Booking Holdings, Inc.
(a)
252 487,794
Meta Platforms, Inc., Class A
(a)
2,285 363,544
1,484,118
Consumer Discretionary — 20.18%
Amazon.com, Inc.
(a)
6,219 839,254
CarMax, Inc.
(a)
6,547 651,688
Copart, Inc.
(a)
4,316 552,880
Wyndham Hotels & Resorts, Inc. 4,241 294,368
2,338,190
Financials — 8.85%
Charles Schwab Corp. (The) 6,644 458,768
First American Financial Corp. 9,775 566,950
1,025,718
Industrials — 5.85%
United Parcel Service, Inc., Class B 3,480 678,217
Materials — 5.85%
Air Products & Chemicals, Inc. 2,729 677,420
Real Estate — 13.24%
American Tower Corp. 1,989 538,681
Crown Castle International Corp. 2,958 534,392
Equinix, Inc. 655 460,950
1,534,023
Technology — 22.45%
Fidelity National Information Services, Inc. 4,306 439,901
MasterCard, Inc., Class A 1,372 485,400
Microsoft Corp. 2,545 714,483
S&P Global, Inc. 1,329 500,940
Tyler Technologies, Inc.
(a)
1,157 461,643
2,602,367
Total United States 10,340,053
TOTAL  COMMON STOCKS
  (Cost $12,766,315) 11,527,164

Genuine Investors ETF
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
2
Total Investments — 99.48%
    (Cost $12,766,315) $ 11,527,164
Other Assets in Excess of Liabilities  —  0.52% 59,879
Net Assets — 100.00% $ 11,587,043
(a) Non-income producing security.
ADR - American Depositary Receipt.